Property, Plant and Equipment (Details)	12 Months Ended											12 Months Ended							12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Sinovac Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing CNY	Dec. 31, 2012 Sinovac Beijing China Construction Bank USD ($)	Dec. 31, 2012 Sinovac Beijing China Construction Bank CNY	Dec. 31, 2012 Sinovac Beijing Bank of Beijing USD ($)	Dec. 31, 2012 Sinovac Beijing Bank of Beijing CNY	Dec. 31, 2012 Sinovac Dalian Bank of China USD ($)	Dec. 31, 2012 Sinovac Dalian Bank of China CNY	Dec. 31, 2012 Tangshan Yian USD ($)	Dec. 31, 2012 Tangshan Yian CNY	Dec. 31, 2011 Tangshan Yian USD ($)	Dec. 31, 2012 Construction in progress USD ($)	Dec. 31, 2011 Construction in progress USD ($)	Dec. 31, 2012 Plant and building USD ($)	Dec. 31, 2011 Plant and building USD ($)	Dec. 31, 2012 Plant and building Tangshan Yian USD ($)	Dec. 31, 2012 Land-use rights USD ($)	Dec. 31, 2011 Land-use rights USD ($)	Dec. 31, 2012 Machinery and equipment USD ($)	Dec. 31, 2011 Machinery and equipment USD ($)	Dec. 31, 2012 Machinery and equipment Tangshan Yian USD ($)	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2011 Motor vehicles USD ($)	Dec. 31, 2012 Equipment and furniture USD ($)	Dec. 31, 2011 Equipment and furniture USD ($)	Dec. 31, 2012 Leasehold improvement USD ($)	Dec. 31, 2011 Leasehold improvement USD ($)
Property, Plant and Equipment
Cost	$ 103,304,817	$ 91,646,697													$ 1,645,894	$ 22,341,627	$ 35,057,219	$ 23,902,926		$ 11,891,188	$ 11,639,714	$ 40,482,556	$ 26,178,326		$ 1,830,936	$ 1,842,370	$ 2,480,167	$ 2,083,117	$ 9,916,857	$ 3,658,617
less: Accumulated depreciation	21,045,902	16,018,816															4,603,308	3,373,144		979,406	679,504	11,921,501	8,739,877		1,422,533	1,105,785	1,252,944	901,314	866,210	1,219,192
less: Impairment	2,175,532																827,459					1,124,223							223,850
Impairment of plant and building, and machinery and equipment												1,520,478							827,459					693,019
Property, Plant and Equipment net	80,083,383	75,627,881										4,400,000		4,900,000
Land use right and building of subsidiary pledged as collateral						7,540,000	46,970,000	3,450,000	21,500,000	14,000,000	87,380,000
Depreciation expense	4,259,547	4,557,268	3,685,480
Acquisition of property, plant and equipment included in accounts payable and accrued liabilities	3,788,004	9,124,751	3,958,740
Loss on disposal of equipment	14,972	454,973	1,237,685
Impairment charge				651,125	4,107,815
Net loss before impairment charges												3,200,000	20,300,000
Fair value of property, plant and equipment												$ 2,900,000